Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 122,699	$ 212,942
Restricted cash	4,361	315
Marketable securities	9,172	6,524
Trade accounts receivable, net	14,389	14,755
Other receivables	18,166	10,987
Related party receivables	3,470	1,927
Derivative instruments receivable	1,086	1,594
Inventories	26,017	17,953
Prepaid expenses and accrued income	6,896	6,524
Voyages in progress	9,027	3,998
Favorable charter party contracts	19,741	22,413
Total current assets	235,024	299,932
Restricted cash	64,168	53,797
Vessels and equipment, net	2,243,448	1,758,939
Vessels under capital leases, net	2,512	2,956
Newbuildings	126,506	180,562
Favorable charter party contracts	44,397	53,686
Investments in associated companies	5,211	4,224
Other long term assets	8,806	7,527
Total assets	2,730,072	2,361,623
Current liabilities
Current portion of obligations under capital leases	5,043	4,858
Derivative instruments payable	4,539	1,990
Related party payables	906	1,387
Trade accounts payables	6,056	2,882
Accrued expenses	20,563	17,867
Other current liabilities	19,835	14,617
Total current liabilities	56,942	43,601
Long-term liabilities
Long-term debt	1,287,498	1,058,418
Obligations under capital leases	10,125	12,673
Other long term liabilities	8,136	8,212
Total liabilities	1,362,701	1,122,904
Commitments and contingencies
Equity
Share capital (129,522,992 shares. 2016: 105,965,192 shares. All shares are issued and outstanding at par value $0.05)	6,477	5,299
Additional paid in capital	356,530	201,864
Contributed capital surplus	1,378,824	1,378,824
Accumulated other comprehensive income	4,935	2,287
Retained deficit	(379,395)	(349,555)
Total equity	1,367,371	1,238,719
Total liabilities and equity	$ 2,730,072	$ 2,361,623